PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
3,232,135	PIMCO Income Fund, Institutional Class	$ 34,422,238
1,402,048	PIMCO Investment Grade Credit Bond Fund, Institutional Class	12,590,388
1,804,925	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	17,218,980
556,523	PIMCO Real Return Fund, Institutional Class	5,654,278
5,127,351	PIMCO Total Return Fund, Institutional Class	44,761,778
	TOTAL OPEN END FUNDS (Cost $126,074,504)	114,647,662

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
543,593	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $543,593)(a)	543,593

	TOTAL INVESTMENTS - 99.8% (Cost $126,618,097)	$ 115,191,255
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	187,062
	NET ASSETS - 100.0%	$ 115,378,317

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG AMERICAN FUNDS ® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 10.0%
402,185	American Mutual Fund, Class R-6	$ 19,936,321

	FIXED INCOME - 74.7%
3,362,362	American Funds - Bond Fund of America, Class R-6	39,373,260
1,075,395	American Funds Multi-Sector Income Fund, Class R-6	9,904,386
2,045,169	American Funds Strategic Bond Fund, Class R-6	19,797,240
3,902,224	American Intermediate Bond Fund of America, Class R-6	49,285,090
3,133,749	American Short Term Bond Fund of America, Class R-6	29,770,619
		148,130,595
	MIXED ALLOCATION - 15.0%
331,793	American Balanced Fund, Class R-6	9,933,888
851,310	The Income Fund of America, Class R-6	19,886,613
		29,820,501

	TOTAL OPEN END FUNDS (Cost $211,974,743)	197,887,417

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
618,891	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $618,891)(a)	618,891

	TOTAL INVESTMENTS - 100.0% (Cost $212,593,634)	$ 198,506,308
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(86,243)
	NET ASSETS - 100.0%	$ 198,420,065

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(b)	Less than 0.05%.

PFG AMERICAN FUNDS GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 99.9%
3,331,443	AMCAP Fund, Class R-6	$ 111,570,039
2,563,661	American - The Growth Fund of America, Class R-6	139,411,891
1,188,343	American Funds - New Economy Fund, Class R-6	56,161,112
1,746,615	American Funds Fundamental Investors, Class R-6	112,167,600
1,091,416	American New Perspective Fund, Class R-6	55,978,714
1,323,356	Smallcap World Fund, Inc., Class R-6	84,615,381
	TOTAL OPEN END FUNDS (Cost $645,985,880)	559,904,737

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
1,640,573	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $1,640,573)(a)	1,640,573

	TOTAL INVESTMENTS - 100.2% (Cost $647,626,453)	$ 561,545,310
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,148,774)
	NET ASSETS - 100.0%	$ 560,396,536

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 34.9%
3,610,635	BNY Mellon Global Real Return, Class I	$ 53,365,180

	EQUITY - 5.1%
139,716	BNY Mellon Natural Resources Fund, Class I	7,740,283

	FIXED INCOME - 59.7%
9,767,802	BNY Mellon Core Plus Fund, Class I(a)	91,133,597

	TOTAL OPEN END FUNDS (Cost $164,590,148)	152,239,060

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
656,913	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $656,913)(b)	656,913

	TOTAL INVESTMENTS - 100.1% (Cost $165,247,061)	$ 152,895,973
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(117,371)
	NET ASSETS - 100.0%	$ 152,778,602

(a)	Affiliated Company – PFG BNY Mellon Diversifier Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
414,129	Blackrock US Carbon Transition Readiness ETF	$ 18,706,207
207,673	iShares ESG Advanced MSCI EAFE ETF	12,331,623
646,430	iShares ESG Advanced MSCI USA ETF	21,157,654
146,291	iShares ESG Aware MSCI EAFE ETF	10,496,379
256,866	iShares ESG Aware MSCI EM ETF	8,479,147
124,189	iShares ESG Aware MSCI USA ETF	11,206,815
363,827	iShares ESG Aware MSCI USA Small-Cap ETF	13,214,197
341,012	iShares MSCI KLD 400 Social ETF	26,223,822
	TOTAL EXCHANGE-TRADED FUNDS (Cost $127,251,826)	121,815,844

	TOTAL INVESTMENTS - 99.8% (Cost $127,251,826)	$ 121,815,844
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	258,229
	NET ASSETS - 100.0%	$ 122,074,073

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

PFG FIDELITY INSTITUTIONAL AM® BOND ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.6%
	FIXED INCOME - 13.6%
36,741	Fidelity Total Bond ETF	$ 1,714,703
2,548	iShares Short Treasury Bond ETF	280,993
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,990,903)	1,995,696

	OPEN END FUNDS — 80.8%
	FIXED INCOME - 80.8%
105,408	Calvert Bond Fund, Class I	1,542,116
1,103,010	Fidelity Sustainability Bond Index Fund, Institutional Class	10,346,232
	TOTAL OPEN END FUNDS (Cost $11,792,843)	11,888,348

	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
952,077	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $952,077)(a)	952,077

	TOTAL INVESTMENTS - 100.9% (Cost $14,735,823)	$ 14,836,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(132,285)
	NET ASSETS - 100.0%	$ 14,703,836

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 99.5%
909,200	Fidelity 500 Index Fund, Institutional Premium Class	$ 128,633,645
4,933,880	Fidelity Global ex US Index Fund, Institutional Premium Class	67,199,440
488,450	Fidelity Mid Cap Index Fund, Institutional Premium Class	13,710,785
669,795	Fidelity Small Cap Index Fund, Institutional Premium Class	15,961,207
	TOTAL OPEN END FUNDS (Cost $200,442,179)	225,505,077

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
2,185,162	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $2,185,162)(a)	2,185,162

	TOTAL INVESTMENTS - 100.5% (Cost $202,627,341)	$ 227,690,239
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(1,100,976)
	NET ASSETS - 100.0%	$ 226,589,263

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.2%
	EQUITY - 53.2%
286,704	Fidelity MSCI Consumer Staples Index ETF	$ 12,818,536
1,390,407	Fidelity MSCI Energy Index ETF	34,120,588
428,929	Fidelity MSCI Industrials Index ETF	22,904,809
242,335	Fidelity MSCI Information Technology Index ETF	25,125,293
660,273	Fidelity MSCI Materials Index ETF(a)	31,594,063
156,983	Fidelity MSCI Real Estate Index ETF	4,301,334
413,092	Fidelity MSCI Utilities Index ETF	18,527,176
	TOTAL EXCHANGE-TRADED FUNDS (Cost $140,556,431)	149,391,799

	OPEN END FUNDS - 46.5%
	EQUITY - 46.5%
406,983	Fidelity Advisor Financial Services Fund, Class Z	11,448,442
952,319	Fidelity Advisor Health Care Fund, Class Z(B)	62,795,887
717,695	Fidelity Advisor Technology Fund, Class Z	56,331,907
	TOTAL OPEN END FUNDS (Cost $127,461,439)	130,576,236

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
2,674,027	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $2,674,027)(C)	2,674,027

	TOTAL INVESTMENTS - 100.7% (Cost $270,691,897)	$ 282,642,062
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(1,895,246)
	NET ASSETS - 100.0%	$ 280,746,816

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(C)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG INVESCO® THEMATIC ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
81,215	Invesco Global Clean Energy ETF	$ 1,694,145
205,340	Invesco Global Water ETF	7,301,890
158,342	Invesco MSCI Sustainable Future ETF	8,336,706
132,440	Invesco S&P Global Water Index ETF	6,673,652
20,394	Invesco Solar ETF(a)	1,647,835
114,042	Invesco Water Resources ETF	6,200,464
36,202	Invesco WilderHill Clean Energy ETF	1,667,102
	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,290,502)	33,521,794

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
75,503	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $75,503)(b)	75,503

	TOTAL INVESTMENTS - 99.8% (Cost $37,366,005)	$ 33,597,297
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	61,593
	NET ASSETS - 100.0%	$ 33,658,890

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.7%
	EQUITY - 5.5%
116,493	Janus Henderson Small Cap Growth Alpha ETF(a)	$ 6,045,987
152,210	Janus Henderson Small/Mid Cap Growth Alpha ETF	8,799,260
		14,845,247
	FIXED INCOME - 5.2%
290,374	Janus Henderson Short Duration Income ETF	13,878,425

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,485,725)	28,723,672

	OPEN END FUNDS — 89.1%
	EQUITY - 5.2%
553,623	Janus Henderson Contrarian Fund, Class N	13,978,979

	FIXED INCOME - 4.2%
1,567,357	Janus Henderson High-Yield Fund, Class N	11,237,946

	MIXED ALLOCATION - 79.7%
5,452,842	Janus Henderson Balanced Fund, Class N	214,514,792

	TOTAL OPEN END FUNDS (Cost $276,146,113)	239,731,717

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,091,781	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $1,091,781)(b)	1,091,781

	TOTAL INVESTMENTS - 100.2% (Cost $305,723,619)	$ 269,547,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(439,789)
	NET ASSETS - 100.0%	$ 269,107,381

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Janus Henderson® Balanced Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG JP MORGAN ® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.1%
	EQUITY - 41.1%
126,353	JPMorgan BetaBuilders International Equity ETF	$ 6,840,751
173,176	JPMorgan BetaBuilders US Equity ETF	12,633,189
386,014	JPMorgan Diversified Return International Equity ETF	20,408,560
90,564	JPMorgan Equity Premium Income ETF	5,023,585
593,957	JPMorgan International Research Enhanced Equity	32,649,817
715,377	JPMorgan US Value Factor ETF	25,381,576
	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,063,641)	102,937,478

	OPEN END FUNDS — 54.8%
	ALTERNATIVE - 6.1%
945,784	JPMorgan Emerging Market Research Enhanced Equity, Class R6	15,208,199

	EQUITY - 48.7%
439,175	JPMorgan Emerging Markets Equity Fund, Class R6	13,583,697
65,626	JPMorgan Equity Index Fund, Class R6	4,014,987
696,323	JPMorgan Growth Advantage Fund, Class R6	18,494,330
814,808	JPMorgan Large Cap Growth Fund, Class R6	40,601,866
1,514,332	JPMorgan Large Cap Value Fund, Class R6	28,969,164
901,832	JPMorgan US Equity Fund, Class R6	16,458,442
		122,122,486

	TOTAL OPEN END FUNDS (Cost $141,534,542)	137,330,685

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
844,840	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $844,840)(a)	844,840

	TOTAL INVESTMENTS - 96.2% (Cost $244,443,023)	$ 241,113,003
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.8%	9,484,140
	NET ASSETS - 100.0%	$ 250,597,143

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 25.8%
	EQUITY - 25.8%
93,554	JPMorgan BetaBuilders International Equity ETF	$ 5,065,014
111,785	JPMorgan BetaBuilders US Equity ETF	8,154,716
159,609	JPMorgan Diversified Return International Equity ETF	8,438,528
61,542	JPMorgan Equity Premium Income ETF	3,413,735
185,894	JPMorgan International Research Enhanced Equity	10,218,592
243,572	JPMorgan US Value Factor ETF	8,641,935
	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,777,086)	43,932,520

	OPEN END FUNDS — 71.5%
	ALTERNATIVE - 5.0%
522,878	JPMorgan Emerging Market Research Enhanced Equity, Class R6	8,407,874

	EQUITY - 28.8%
149,295	JPMorgan Emerging Markets Equity Fund, Class R6	4,617,696
46,573	JPMorgan Equity Index Fund, Class R6	2,849,315
200,312	JPMorgan Growth Advantage Fund, Class R6	5,320,291
433,366	JPMorgan Large Cap Growth Fund, Class R6	21,594,629
766,240	JPMorgan Large Cap Value Fund, Class R6	14,658,174
		49,040,105
	FIXED INCOME - 37.7%
3,693,349	JPMorgan Core Bond Fund, Class R6	38,521,625
2,815,503	JPMorgan Core Plus Bond Fund, Class R6	20,693,946
593,421	JPMorgan Income Fund, Class R6	5,008,476
		64,224,047

	TOTAL OPEN END FUNDS (Cost $125,387,982)	121,672,026

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
568,960	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $568,960)(a)	$ 568,960

	TOTAL INVESTMENTS - 97.6% (Cost $166,734,028)	$ 166,173,506
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%	4,104,839
	NET ASSETS - 100.0%	$ 170,278,345

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.1%
896,031	Meeder Spectrum Fund, Institutional Class(a)	$ 11,298,949

	EQUITY - 76.4%
1,546,271	Meeder Dynamic Allocation Fund, Institutional Class(a)	18,833,579
342,029	Meeder Moderate Allocation Fund, Institutional Class	3,878,611
7,265,872	Meeder Muirfield Fund, Institutional Class(a)	62,849,792
		85,561,982
	FIXED INCOME - 2.7%
173,820	Meeder Total Return Bond Fund	1,574,812
74,429	Performance Trust Strategic Bond Fund	1,461,043
		3,035,855
	MIXED ALLOCATION - 10.6%
740,352	Meeder Balanced Fund, Institutional Class	8,862,017
141,464	Meeder Conservative Allocation Fund, Institutional Class	3,068,349
		11,930,366

	TOTAL OPEN END FUNDS (Cost $124,154,255)	111,827,152

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
407,227	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $407,227)(b)	407,227

	TOTAL INVESTMENTS - 100.2% (Cost $124,561,482)	$ 112,234,379
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(187,646)
	NET ASSETS - 100.0%	$ 112,046,733

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.7%
	COMMODITY - 4.8%
139,884	iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 3,947,526

	EQUITY - 9.9%
48,750	Schwab International Small-Cap Equity ETF	1,675,538
66,133	SPDR Portfolio Emerging Markets ETF	2,351,689
9,104	Vanguard Small-Cap Growth ETF	2,038,841
12,082	Vanguard Small-Cap Value ETF	2,092,723
		8,158,791

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,828,483)	12,106,317

	OPEN END FUNDS — 84.9%
	EQUITY - 84.9%
246,014	MFS Global Real Estate Fund, Class R5	4,184,704
68,703	MFS Growth Fund, Class R6	9,887,718
133,429	MFS Institutional International Equity Fund, Class R6	4,081,579
104,216	MFS International Growth Fund, Class R5	4,057,136
322,241	MFS International Large Cap Value Fund, Class R6	4,134,356
51,432	MFS International New Discovery Fund, Class R6	1,607,761
319,109	MFS Mid Cap Growth Fund, Class R6(a)	8,226,618
274,073	MFS Mid Cap Value Fund, Class R5	8,279,738
183,877	MFS Research Fund, Class R6	9,019,185
301,880	MFS Research International Fund, Class R6	6,427,016
201,096	MFS Value Fund, Class R6	9,823,548
		69,729,359

	TOTAL OPEN END FUNDS (Cost $68,949,105)	69,729,359

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
377,707	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $377,707)(b)	$ 377,707

	TOTAL INVESTMENTS - 100.1% (Cost $82,155,295)	$ 82,213,383
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(121,579)
	NET ASSETS - 100.0%	$ 82,091,804

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.1%
	EQUITY - 4.1%
35,617	Janus Henderson Small Cap Growth Alpha ETF	$ 1,848,522
51,019	Janus Henderson Small/Mid Cap Growth Alpha ETF	2,949,409
		4,797,931
	FIXED INCOME - 5.0%
9,531	CP High Yield Trend ETF	204,217
62,255	Janus Henderson Mortgage-Backed Securities ETF	2,929,719
58,895	Janus Henderson Short Duration Income ETF	2,814,887
		5,948,823

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,018,483)	10,746,754

	OPEN END FUNDS — 90.5%
	EQUITY - 26.8%
275,103	Janus Henderson Asia Equity Fund, Class N(a)	2,858,317
193,522	Janus Henderson Contrarian Fund, Class N	4,886,424
2,067,302	Janus Henderson Global Equity Income Fund, Class N	13,065,351
82,630	Janus Henderson Global Life Sciences Fund, Class N	5,566,797
138,560	Janus Henderson Global Technology and Innovation Fund, Class N(b)	5,291,607
		31,668,496
	FIXED INCOME - 56.1%
2,029,939	Counterpoint Tactical Income Fund, Class I	22,593,227
137,835	Counterpoint Tactical Municipal Fund, Class I	1,476,216
1,438,082	Janus Henderson Developed World Bond Fund, Class R6	11,274,562
1,168,029	Janus Henderson Flexible Bond Fund, Class N	11,224,762
436,962	Janus Henderson High-Yield Fund, Class N	3,133,015
44,011	Kensington Managed Income Fund, Institutional Class	434,830
387,863	Sierra Tactical Bond Fund, Institutional Class	10,204,670
306,869	Toews Tactical Income Fund	3,157,685
270,992	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,842,704
		66,341,671

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 90.5% (Continued)
	MIXED ALLOCATION - 7.6%
649,545	Janus Henderson Dividend & Income Builder Fund, Class R6	$ 9,054,660

	TOTAL OPEN END FUNDS (Cost $109,177,751)	107,064,827

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
454,280	BlackRock Liquidity FedFund, Institutional Class, 4.06% (Cost $454,280)(c)	454,280

	TOTAL INVESTMENTS - 100.0% (Cost $120,650,514)	$ 118,265,861
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (d)	(8,478)
	NET ASSETS - 100.0%	$ 118,257,383

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(d)	Less than 0.05%